Statements of Changes in Equity - BRL (R$) R$ in Thousands	Capital stock	Legal reserve	Investment reserve	Additional dividend proposed	Retained earnings	Other comprehensive loss	Total
Beginning balance at Dec. 31, 2016	R$ 10,000,000	R$ 932,310	R$ 5,249,830	R$ 62,719	R$ 0	R$ (825,648)	R$ 15,419,211
Net income for the year					2,519,310		2,519,310
Actuarial gains (losses)						287,547	287,547
Total comprehensive income for the year					2,519,310	287,547	2,806,857
Legal reserve		125,965			(125,965)		0
Interest on capital (R$0.87539 per share)					(598,336)		(598,336)
2016 additional proposed dividends, approved (R$0.09176 per share)				(62,719)			(62,719)
Additional proposed dividends				105,543	(105,543)		0
Withholding income tax on interest on capital attributable as minimum mandatory dividends				(52,004)			(52,004)
Transfer to investments reserve			1,689,466		(1,689,466)		0
Ending balance at Dec. 31, 2017	10,000,000	1,058,275	6,939,296	53,539	0	(538,101)	17,513,009
Net income for the year					2,835,068		2,835,068
Actuarial gains (losses)						(10,994)	(10,994)
Total comprehensive income for the year					2,835,068	(10,994)	2,824,074
Legal reserve		141,755			(141,755)		0
Investments reserve capitalized	5,000,000		(5,000,000)				0
Interest on capital (R$0.9851 per share)					(673,328)		(673,328)
2017 additional proposed dividends, approved (R$0.07833 per share)				(53,539)			(53,539)
Additional proposed dividends				118,859	(118,859)		0
Withholding income tax on interest on capital attributable as minimum mandatory dividends				(58,528)			(58,528)
Transfer to investments reserve			1,901,126		(1,901,126)		0
Ending balance at Dec. 31, 2018	15,000,000	1,200,030	3,840,422	60,331	0	(549,095)	19,551,688
Net income for the year					3,367,517	0	3,367,517
Actuarial gains (losses)						(363,076)	(363,076)
Total comprehensive income for the year					3,367,517	(363,076)	3,004,441
Legal reserve		168,376			(168,376)		0
Interest on shareholder's equity (R$1.17012 per share)					(799,785)		(799,785)
2018 additional proposed dividends, approved (R$0.08827 per share)				(60,331)			(60,331)
Additional proposed dividends				141,203	(141,203)		0
Withholding income tax on interest on capital attributable as minimum mandatory dividends				(60,230)			(60,230)
Transfer to investments reserve			2,258,153		(2,258,153)		0
Ending balance at Dec. 31, 2019	R$ 15,000,000	R$ 1,368,406	R$ 6,098,575	R$ 80,973	R$ 0	R$ (912,171)	R$ 21,635,783